UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND APRIL 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%

	Shares	Value

Austria — 1.0%
ANDRITZ	10,232	$487,741

Brazil — 1.1%
Cia de Saneamento de Minas Gerais-COPASA	31,900	563,463

Canada — 4.6%
Chemtrade Logistics Income Fund	62,348	407,214
Stantec	74,783	1,872,785

		2,279,999

Finland — 1.2%
Uponor	51,479	614,921

France — 4.2%
Suez	18,419	258,752
Veolia Environnement	77,404	1,828,359

		2,087,111

Germany — 1.7%
Norma Group	18,142	857,471

Hong Kong — 6.8%
Beijing Enterprises Water Group	2,270,000	1,409,201
China Everbright International	955,000	934,938
China Water Affairs Group	782,000	804,449
SIIC Environment Holdings	914,000	217,874

		3,366,462

India — 2.3%
Jain Irrigation Systems	865,709	678,341
VA Tech Wabag	113,119	465,544

		1,143,885

Japan‡ — 4.6%
Kurita Water Industries	84,300	2,191,706

Mexico — 1.7%
Mexichem	355,300	825,196

Netherlands — 5.0%
Aalberts	27,005	1,060,112

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Netherlands — continued
Arcadis	73,408	$1,385,694

		2,445,806

Philippines — 1.7%
Manila Water	769,600	333,758
Metro Pacific Investments	5,357,000	469,782

		803,540

South Korea — 2.8%
Woongjin Coway	18,469	1,388,159

Sweden — 2.9%
Alfa Laval	61,031	1,416,344

Switzerland — 1.7%
Sulzer	8,071	849,912

United Kingdom — 6.6%
Costain Group	137,996	578,530
Pennon Group	95,014	927,504
United Utilities Group	161,030	1,740,343

		3,246,377

United States — 47.5%

Health Care — 4.6%
Agilent Technologies	13,860	1,088,010
Danaher	8,751	1,158,982

		2,246,992

Industrials — 34.2%
AO Smith	21,500	1,130,255
Evoqua Water Technologies *	98,292	1,338,737
Fortune Brands Home & Security	31,200	1,646,736
Franklin Electric	4,592	224,365
Granite Construction	30,734	1,379,649
Lindsay	4,005	340,425
Mueller Water Products, Cl A	92,659	994,231
Pentair	28,977	1,129,813
PICO Holdings *	121,503	1,388,779
Rexnord *	5,122	146,489
Roper Technologies	2,837	1,020,469

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
SPX *	42,220	$1,541,030
SPX FLOW *	18,797	675,564
Valmont Industries	13,109	1,767,618
Xylem	25,570	2,132,538

		16,856,698

Information Technology — 1.5%
Itron *	14,128	758,108

Utilities — 7.2%
Aqua America	40,283	1,573,454
Consolidated Water	47,312	598,970
Middlesex Water	10,645	617,304
SJW Group	11,517	714,745

		3,504,473

		23,366,271

TOTAL COMMON STOCK
(Cost $43,781,370)		47,934,364

TOTAL INVESTMENTS — 97.4%
(Cost $43,781,370)		$47,934,364

Percentages are based on total Net Assets of $49,196,881.
*	Non-income producing security.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND APRIL 30, 2019 (Unaudited)

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Austria	$487,741	$—	$—	$487,741
Brazil	563,463	—	—	563,463
Canada	2,279,999	—	—	2,279,999
Finland	614,921	—	—	614,921
France	2,087,111	—	—	2,087,111
Germany	857,471	—	—	857,471
Hong Kong	3,366,462	—	—	3,366,462
India	1,143,885	—	—	1,143,885
Japan	—	2,191,706	—	2,191,706
Mexico	825,196	—	—	825,196
Netherlands	2,445,806	—	—	2,445,806
Philippines	803,540	—	—	803,540
South Korea	1,388,159	—	—	1,388,159
Sweden	1,416,344	—	—	1,416,344
Switzerland	849,912	—	—	849,912
United Kingdom	3,246,377	—	—	3,246,377
United States	23,366,271	—	—	23,366,271

Total Common Stock	45,742,658	2,191,706	—	47,934,364

Total Investments in Securities	$45,742,658	$2,191,706	$—	$47,934,364

‡ For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $2,191,706. For the period ended April 30, 2019, there were no Level 3 securities. All transfers, if any, are recognized at period end. All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 4.5% of Net Assets. Total value of these securities is $2,191,706.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semiannual financial statements.

KBI-QH-001-0200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 27, 2019